Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - Common share - $ / shares	May 21, 2026	Dec. 15, 2025
Condensed Interim Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Reverse split	1-for-10	1-for-40
Common shares received per share	$ 0.0025	$ 0.0025
Common Share Held	1